Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

15. Fair Value Measurements

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2012. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		(in thousands)
		Fair Value Measurements at Reporting Date Using

	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash equivalents	$830,011	$830,011
Short-term investments	104,167	104,167
Restricted cash and investments	275,163	275,163

Total assets	$1,209,341	$1,209,341	-	-

Liabilities:
Foreign exchange and commodity contracts	$(318)	-	$(318)	-

December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$-
Short-term investments	1,362,641	1,362,641	-
Commodity contracts	5,071	-	5,071
Restricted cash and investments	585,833	585,833	-

Total assets	$2,965,667	$2,960,596	$5,071	-

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	-	$(21,434)	-

Fair value measurements for Nucor’s cash equivalents, short-term investments and restricted cash and investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor’s derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.24 billion at December 31, 2012 ($4.76 billion at December 31, 2011). The fair value estimates are classified under Level 2 because such estimates are based on readily available market prices of our debt at December 31, 2012 and 2011, or similar debt with the same maturities, rating and interest rates.